Significant Accounting Policies - Additional Information (Detail) ₩ in Millions	12 Months Ended
	Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 SGD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 KRW (₩)
Disclosure of significant accounting policies [line items]
Borrowing	₩ 7,316,298	$ 284,000,000	$ 519,598,989	₩ 7,298,867
Notional amount		$ 284,000,000	$ 519,598,989
Derecognition of financial liabilities, percent	10.00%
Bottom of range [member]
Disclosure of significant accounting policies [line items]
Useful lives of investment property, excluding land depreciated cost model	10 years
Top of range [member]
Disclosure of significant accounting policies [line items]
Useful lives of investment property, excluding land depreciated cost model	40 years